Nations Fund Trust


                       Supplement dated February 9, 1999
                       to Prospectus dated August 1, 1998
                      as supplemented on January 19, 1999

The combined prospectus for the Investor A, Investor B and Investor C Shares of Nations Tax-Exempt Bond Funds is hereby supplemented by deleting the table under the heading "EXPENSES SUMMARY" for Nations Texas Intermediate Bond Fund and Nations Texas Municipal Bond Fund and inserting in its place the following:



NATIONS FUNDS INVESTOR A SHARES



                                                                                       Nations
                                                                                Texas Intermediate       Nations
                                                                                  Municipal Bond     Texas Municipal
Shareholder Transaction Expenses                                                       Fund             Bond Fund
Maximum Sales Load Imposed on Purchases (as a percentage of offering price)           3.25%                4.75%
----------------------------------------------------------------------------------------------------------------------
Maximum Deferred Sales Charge (as a percentage of the lower of the original
 purchase price or redemption proceeds)(1)                                            1.00%                1.00%
----------------------------------------------------------------------------------------------------------------------
Redemption Fees Payable to the Fund                                                  None(2)              None(2)
----------------------------------------------------------------------------------------------------------------------
Annual Fund Operating Expenses
(as a percentage of average net assets)
Management Fees (After Fee Waivers)                                                    .34%                 .20%
----------------------------------------------------------------------------------------------------------------------
Rule 12b-1 Fees (Including Shareholder Servicing Fees) (After Fee Waivers)             .20%                 .20%
----------------------------------------------------------------------------------------------------------------------
Other Expenses (After Expense Reimbursements)                                          .16%                 .40%
----------------------------------------------------------------------------------------------------------------------
Total Operating Expenses (After Fee Waivers and Expense Reimbursements)                .70%                 .80%

(1) Certain Investor A Shares that are purchased at net asset value are subject to a Deferred Sales Charge if redeemed within two years of purchase. See "Sales Charges."
(2) There is a 1% redemption fee retained by the Fund or Funds which is imposed only on certain redemptions by investors investing $1 million or more ("Substantial Investors") in Investor A Shares held less than 18 months and purchased between July 31, 1997 and November 15, 1998. See "How To Redeem Shares -- Redemption Fee."